SIGNIFICANT RELATED PARTY BALANCES AND TRANSACTIONS - Balances with related parties (Details) - CNY (¥) ¥ in Thousands				12 Months Ended
	Oct. 26, 2017	Apr. 28, 2015	Aug. 24, 2012	Dec. 31, 2018	Dec. 31, 2017
Balances with related parties
Trade and notes receivables, before provision for impairment				¥ 2,123,863	¥ 2,174,046
Provision for impairment of receivables				(77,657)	(78,388)
Trade and notes receivables				2,046,206	2,095,658
Other current assets, before provision for impairment				2,284,994	3,493,036
Provision for impairment of other current assets				(40,830)	(48,166)
Other current assets				2,244,164	3,444,870
Other non-current assets				111,845	208,948
Borrowings and finance lease payables				4,373,033	3,519,807
Trade and notes payables				1,052,893	753,456
Other payables and accrued liabilities				2,061,976	2,977,667
Contract Liabilities				129,145
Shandong Aluminum, Shanxi Aluminum Plant and China Great Wall Aluminum Corporation
Balances with related parties
Cash and cash equivalents				9,101,541	7,679,806
Borrowings and finance lease payables				4,373,033	3,329,807
Chinalco and its subsidiaries
Balances with related parties
Trade and notes receivables, before provision for impairment				1,278,715	1,483,984
Other current assets, before provision for impairment				830,615	623,254
Trade and notes payables				404,278	332,701
Other payables and accrued liabilities				1,887,010	2,652,249
Contract Liabilities				22,307
Associates of Chinalco
Balances with related parties
Trade and notes receivables, before provision for impairment				18,655	2,000
Trade and notes receivables				4,012
Other payables and accrued liabilities				17,128	5,030
Contract Liabilities				20
Joint ventures
Balances with related parties
Trade and notes receivables, before provision for impairment				819,878	591,488
Other current assets, before provision for impairment				1,424,678	1,737,644
Other non-current assets					97,103
Borrowings and finance lease payables					190,000
Trade and notes payables				631,570	413,533
Other payables and accrued liabilities				8,860	101,828
Contract Liabilities				94,367
Associates
Balances with related parties
Trade and notes receivables, before provision for impairment				6,615	96,574
Other current assets, before provision for impairment				29,701	1,132,138
Other non-current assets				111,845	111,845
Trade and notes payables				13,033	7,222
Other payables and accrued liabilities				148,978	218,560
Contract Liabilities				12,451
Chinalco Finance
Balances with related parties
Renewal term of financial service agreement	3 years	3 years	3 years
Other state-owned enterprises
Balances with related parties
Long-term loans and borrowings payable				42,553,000	33,575,000
Short-term loans and borrowings payable				¥ 41,189,000	¥ 42,648,000